UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 103.2%

                 ARMENIA - 0.8%
      2,350,000  Republic of Armenia (USD) (c)............       6.00%         09/30/20      $   2,295,715
                                                                                             -------------

                 AUSTRALIA - 10.8%
     11,000,000  Australia Government Bond (AUD) .........       6.00%         02/15/17         11,298,911
      8,100,000  Queensland Treasury Corp. (AUD) .........       6.00%         10/14/15          8,037,223
      9,800,000  Treasury Corp. of Victoria (AUD) ........       6.00%         10/17/22         10,241,388
                                                                                             -------------
                                                                                                29,577,522
                                                                                             -------------

                 BAHRAIN - 0.3%
        850,000  Bahrain Government International Bond
                    (USD) (c) ............................       6.13%         08/01/23            852,125
                                                                                             -------------

                 BELGIUM - 2.6%
      4,500,000  Belgium Government Bond (EUR) (c)........       4.25%         09/28/21          7,028,944
                                                                                             -------------

                 BRAZIL - 10.8%
      2,350,000  Banco Nacional de Desenvolvimento
                    Economico e Social (USD) (c) .........       5.75%         09/26/23          2,358,225
     56,734,000  Brazil Notas do Tesouro Nacional,
                    Series F (BRL) .......................      10.00%         01/01/17         24,774,779
      2,480,000  Brazilian Government International
                    Bond (BRL) ...........................       8.50%         01/05/24          1,016,596
      1,170,000  Brazilian Government International
                    Bond (USD) ...........................       7.13%         01/20/37          1,380,600
                                                                                             -------------
                                                                                                29,530,200
                                                                                             -------------

                 CANADA - 10.8%
      5,000,000  Canadian Government Bond (CAD) ..........       8.00%         06/01/23          7,141,449
     15,000,000  Province of Manitoba, Canada  (NZD) .....       6.38%         09/01/15         13,047,865
     10,965,000  Province of Ontario, Canada (NZD) .......       6.25%         06/16/15          9,499,676
                                                                                             -------------
                                                                                                29,688,990
                                                                                             -------------

                 COLOMBIA - 0.1%
    490,000,000  Columbia Government International
                    Bond (COP) ...........................       7.75%         04/14/21            292,439
                                                                                             -------------

                 COSTA RICA - 0.5%
      1,200,000  Costa Rica Government International
                    Bond (USD) ...........................       4.25%         01/26/23          1,080,000
        340,000  Costa Rica Government International
                    Bond (USD) (c) .......................       4.38%         04/30/25            298,350
                                                                                             -------------
                                                                                                 1,378,350
                                                                                             -------------

                 CROATIA - 0.9%
      2,370,000  Croatia Government International
                    Bond (USD) ...........................       6.63%         07/14/20          2,524,050
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.3%
        700,000  Dominican Republic International
                    Bond (USD) ...........................       7.50%         05/06/21            749,875
                                                                                             -------------

                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 GEORGIA - 0.5%
      1,300,000  Georgian Oil and Gas Corp. (USD) (c).....       6.88%         05/16/17      $   1,348,750
                                                                                             -------------

                 GHANA - 0.5%
      1,250,000  Republic of Ghana (USD) (c)..............       7.88%         08/07/23          1,218,750
                                                                                             -------------

                 HONDURAS - 0.9%
      2,960,000  Honduras Government International Bond
                    (USD) (c)                                    7.50%         03/15/24          2,523,400
                                                                                             -------------

                 HUNGARY - 4.0%
  2,170,000,000  Hungary Government Bond (HUF) ...........       6.75%         11/24/17         10,558,090
        260,000  Hungary Government International
                    Bond (USD) ...........................       4.13%         02/19/18            258,700
                                                                                             -------------
                                                                                                10,816,790
                                                                                             -------------

                 INDONESIA - 1.9%
 17,100,000,000  Indonesia Treasury Bond (IDR) ...........      10.00%         07/15/17          1,587,806
 16,000,000,000  Indonesia Treasury Bond (IDR) ...........       7.00%         05/15/27          1,187,847
  8,500,000,000  Indonesia Treasury Bond (IDR) ...........       6.13%         05/15/28            579,258
 18,670,000,000  Indonesia Treasury Bond (IDR) ...........      10.50%         08/15/30          1,827,551
                                                                                             -------------
                                                                                                 5,182,462
                                                                                             -------------

                 IRAQ - 0.3%
      1,060,000  Republic of Iraq (USD) ..................       5.80%         01/15/28            906,300
                                                                                             -------------

                 ITALY - 3.1%
      4,650,000  Italy Buoni Poliennali Del Tesoro (EUR)..       9.00%         11/01/23          8,579,331
                                                                                             -------------

                 IVORY COAST - 0.8%
      2,400,000  Ivory Coast Government International
                    Bond (USD) (d) .......................       5.75%         12/31/32          2,130,000
                                                                                             -------------

                 MEXICO - 5.3%
      6,400,000  Mexican Bonos (MXN) .....................       8.00%         12/17/15            531,108
    115,500,000  Mexican Bonos (MXN) .....................       7.50%         06/03/27          9,677,752
     13,850,000  Mexican Bonos (MXN) .....................      10.00%         11/20/36          1,396,588
     11,600,000  Mexican Bonos (MXN) .....................       7.75%         11/13/42            944,033
      1,890,000  Mexico Government International
                    Bond (USD) ...........................       6.05%         01/11/40          2,076,165
                                                                                             -------------
                                                                                                14,625,646
                                                                                             -------------

                 MONGOLIA - 0.7%
      1,570,000  Development Bank of Mongolia LLC (USD)...       5.75%         03/21/17          1,491,500
        400,000  Mongolia Government International
                    Bond (USD) ...........................       5.13%         12/05/22            342,000
                                                                                             -------------
                                                                                                 1,833,500
                                                                                             -------------

                 NEW ZEALAND - 6.3%
     19,150,000  New Zealand Government Bond (NZD) .......       6.00%         12/15/17         17,195,031
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 NIGERIA - 3.1%
  1,100,000,000  Nigeria Government Bond (NGN) ...........      15.10%         04/27/17      $   7,184,189
      1,210,000  Nigeria Government International Bond
                    (USD) (c) ............................       5.13%         07/12/18          1,231,175
                                                                                             -------------
                                                                                                 8,415,364
                                                                                             -------------

                 PAKISTAN - 0.2%
        680,000  Pakistan Government International
                    Bond (USD) ...........................       6.88%         06/01/17            661,300
                                                                                             -------------

                 PERU - 2.5%
     10,100,000  Peru Government Bond (PEN) ..............       7.84%         08/12/20          4,207,149
      6,500,000  Peruvian Government International
                    Bond (PEN) ...........................       6.95%         08/12/31          2,487,971
                                                                                             -------------
                                                                                                 6,695,120
                                                                                             -------------

                 ROMANIA - 1.4%
      3,440,000  Romanian Government International
                    Bond (USD) ...........................       6.75%         02/07/22          3,935,188
                                                                                             -------------

                 RUSSIA - 5.0%
    173,000,000  Russian Federal Bond - OFZ (RUB) ........       7.50%         02/27/19          5,514,120
     73,500,000  Russian Federal Bond - OFZ (RUB) ........       7.00%         01/25/23          2,245,729
    185,000,000  Russian Foreign Bond - Eurobond (RUB) ...       7.85%         03/10/18          5,929,432
                                                                                             -------------
                                                                                                13,689,281
                                                                                             -------------

                 RWANDA - 0.2%
        750,000  Rwanda International Government Bond
                    (USD) (c) ............................       6.63%         05/02/23            661,875
                                                                                             -------------

                 SERBIA - 4.5%
      1,720,000  Republic of Serbia (USD) ................       5.25%         11/21/17          1,715,700
      3,150,000  Republic of Serbia (USD) ................       7.25%         09/28/21          3,283,875
      1,250,000  Republic of Serbia (USD) (c).............       7.25%         09/28/21          1,303,125
    513,000,000  Serbia Treasury Bills (RSD) .............         (e)         01/23/14          5,904,593
                                                                                             -------------
                                                                                                12,207,293
                                                                                             -------------

                 SOUTH AFRICA - 4.8%
      1,800,000  Eskom Holdings SOC Ltd. (USD) (c)........       6.75%         08/06/23          1,858,860
     76,800,000  South Africa Government Bond (ZAR) ......      10.50%         12/21/26          9,217,476
      5,100,000  South Africa Government Bond (ZAR) ......       7.00%         02/28/31            437,278
      1,600,000  South Africa Government International
                    Bond (USD) ...........................       5.88%         09/16/25          1,686,800
                                                                                             -------------
                                                                                                13,200,414
                                                                                             -------------

                 SOUTH KOREA - 0.9%
    156,000,000  Export-Import Bank of Korea (INR) (c)....       6.00%         02/27/14          2,438,987
                                                                                             -------------

                 TANZANIA - 1.0%
      2,600,000  Tanzania Government International Bond
                    (USD) (f) ............................       6.39%         03/09/20          2,697,500
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 TURKEY - 5.1%
     16,100,000  Turkey Government Bond (TRY) ............       9.00%         01/27/16      $   8,069,726
      6,600,000  Turkey Government Bond (TRY) ............       6.30%         02/14/18          2,978,095
      3,460,000  Turkey Government Bond (TRY) ............       3.00%         02/23/22          1,879,529
      1,000,000  Turkey Government International
                    Bond (USD) ...........................       6.25%         09/26/22          1,077,750
                                                                                             -------------
                                                                                                14,005,100
                                                                                             -------------

                 UNITED ARAB EMIRATES - 1.8%
      4,200,000  Emirate of Dubai Government International
                    Bonds (USD) ..........................       7.75%         10/05/20          4,992,750
                                                                                             -------------

                 UNITED KINGDOM - 6.0%
      1,200,000  United Kingdom Gilt (GBP) ...............       8.00%         12/07/15          2,260,282
      4,600,000  United Kingdom Gilt (GBP) ...............       6.00%         12/07/28         10,070,322
      2,170,000  United Kingdom Gilt (GBP) ...............       4.25%         12/07/49          4,063,739
                                                                                             -------------
                                                                                                16,394,343
                                                                                             -------------

                 URUGUAY - 1.5%
     82,946,356  Uruguay Government International Bond,
                    Inflation Adjusted Bond (UYU) (g) ....       5.00%         09/14/18          4,114,215
                                                                                             -------------

                 VENEZUELA - 2.7%
      8,030,000  Venezuela Government International
                    Bond (USD) ...........................       5.75%         02/26/16          7,267,150
                                                                                             -------------

                 VIETNAM - 0.3%
        800,000  Vietnam Government International
                    Bond (USD) ...........................       6.88%         01/15/16            853,000
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES...............................        282,507,050
                                                                                             -------------
                 (Cost $275,859,657)

FOREIGN CORPORATE BONDS AND NOTES (B) - 29.3%

                 BRAZIL - 2.1%
        600,000  Banco do Estado do Rio Grande do Sul SA
                    (USD) (c) ............................       7.38%         02/02/22            598,500
      2,000,000  Caixa Economica Federal (USD) (c)........       4.50%         10/03/18          1,986,400
      1,550,000  OAS Financial Ltd. (USD) (c) (h).........       8.88%            (i)            1,410,500
        460,000  OAS Investments GmbH (USD) (c)...........       8.25%         10/19/19            465,750
        550,000  Odebrecht Finance Ltd. (USD) ............       7.50%            (i)              536,250
        750,000  U.S.J. Acucar e Alcool S.A. (USD) .......       9.88%         11/09/19            732,187
                                                                                             -------------
                                                                                                 5,729,587
                                                                                             -------------

                 CHINA - 0.9%
      1,250,000  China Overseas Finance Cayman II Ltd.
                    (USD) ................................       5.50%         11/10/20          1,299,364
      1,100,000  Longfor Properties Co., Ltd. (USD) ......       6.88%         10/18/19          1,113,750
                                                                                             -------------
                                                                                                 2,413,114
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (B) (CONTINUED)

                 COLOMBIA - 0.4%
        950,000  Ecopetrol SA (USD) ......................       5.88%         09/18/23      $     990,375
                                                                                             -------------

                 COSTA RICA - 0.1%
        350,000  Banco de Costa Rica (USD) (c)............       5.25%         08/12/18            356,143
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.5%
      1,350,000  AES Andres Dominicana, Ltd. / Itabo
                    Dominicana, Ltd. (USD) ...............       9.50%         11/12/20          1,431,000
                                                                                             -------------

                 EL SALVADOR - 0.6%
      1,550,000  Telemovil Finance Co., Ltd. (USD) .......       8.00%         10/01/17          1,623,625
                                                                                             -------------

                 GERMANY - 1.3%
      3,650,000  KfW (CAD) ...............................       4.95%         10/14/14          3,676,477
                                                                                             -------------

                 GUATEMALA - 0.6%
      1,550,000  Industrial Subordinated Trust (USD) .....       8.25%         07/27/21          1,655,602
                                                                                             -------------

                 INDIA - 0.4%
      1,200,000  Bharti Airtel International Netherlands
                    B.V. (USD) ...........................       5.13%         03/11/23          1,086,000
                                                                                             -------------

                 INDONESIA - 0.8%
        700,000  Adaro Indonesia PT (USD) ................       7.63%         10/22/19            732,025
      1,600,000  Pertamina Persero PT (USD) (c)...........       4.30%         05/20/23          1,387,520
                                                                                             -------------
                                                                                                 2,119,545
                                                                                             -------------

                 KAZAKHSTAN - 1.0%
      1,000,000  Kazakhstan Temir Zholy Finance B.V.
                    (USD) (c) ............................       6.95%         07/10/42          1,011,200
      1,500,000  Zhaikmunai LLP (USD) (c).................       7.13%         11/13/19          1,578,750
                                                                                             -------------
                                                                                                 2,589,950
                                                                                             -------------

                 MEXICO - 2.7%
      1,400,000  BBVA Bancomer S.A. (USD) (c).............       6.75%         09/30/22          1,455,930
        850,000  CEMEX Espana Luxembourg (USD) ...........       9.88%         04/30/19            956,250
        460,000  CEMEX Finance, LLC (USD) (c).............       9.38%         10/12/22            506,000
      2,400,000  Offshore Drilling Holding S.A. (USD) (c).       8.38%         09/20/20          2,436,000
        720,000  Petroleos Mexicanos (USD) ...............       6.50%         06/02/41            749,792
      1,350,000  Tenedora Nemak S.A. de C.V. (USD) (c)....       5.50%         02/28/23          1,279,125
                                                                                             -------------
                                                                                                 7,383,097
                                                                                             -------------

                 MULTINATIONAL - 8.0%
     17,600,000  Asian Development Bank (AUD) ............       5.50%         02/15/16         17,365,016
    284,000,000  European Bank For Reconstruction &
                    Development (INR) ....................       5.25%         02/07/14          4,439,981
                                                                                             -------------
                                                                                                21,804,997
                                                                                             -------------

                 NIGERIA - 0.4%
      1,150,000  GTB Finance B.V. (USD) ..................          7.50%      05/19/16          1,204,625
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED                           VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (B) (CONTINUED)

                 RUSSIA - 6.6%
      1,850,000  Alfa Bank OJSC Via Alfa Bond Issuance
                    PLC (USD) ............................       7.88%         09/25/17      $   2,045,582
        700,000  Alfa Bank OJSC Via Alfa Bond Issuance
                    PLC (USD) ............................       7.75%         04/28/21            745,500
      1,400,000  EuroChem Mineral & Chemical Co. OJSC via
                    EuroChem GI Ltd. (USD) (c) ...........       5.13%         12/12/17          1,400,000
        950,000  Evraz Group S.A. (USD) (c)...............       6.50%         04/22/20            878,161
        470,000  Gazprom Neft OAO via GPN Capital S.A.
                    (USD) (c) ............................       4.38%         09/19/22            434,750
        600,000  Gazprom Oao Via Gaz Capital S.A. (USD)          6.51%         03/07/22            645,000
      1,360,000  Metalloinvest Finance Ltd. (USD) (c).....       5.63%         04/17/20          1,320,900
    278,600,000  Russian Railways via RZD Capital PLC
                    (RUB) ................................       8.30%         04/02/19          8,667,154
      1,500,000  VimpelCom Holdings B.V. (USD) (c)........       5.95%         02/13/23          1,425,975
        570,000  VTB Bank OJSC via VTB Capital S.A.
                    (USD) ................................       6.88%         05/29/18            614,175
                                                                                             -------------
                                                                                                18,177,197
                                                                                             -------------

                 TURKEY - 0.8%
        750,000  Arcelik AS (USD) (c).....................       5.00%         04/03/23            647,812
        500,000  Turkiye Sise Ve Cam Fabrikalari AS
                    (USD) (c) ............................       4.25%         05/09/20            434,500
      1,100,000  Yasar Holdings S.A. via Willow No. 2
                    (USD) ................................       9.63%         10/07/15          1,093,125
                                                                                             -------------
                                                                                                 2,175,437
                                                                                             -------------

                 UKRAINE - 1.2%
      1,400,000  Metinvest B.V. (USD) ....................       8.75%         02/14/18          1,218,000
      1,350,000  MHP S.A. (USD) (c).......................       8.25%         04/02/20          1,080,270
      1,330,000  Mriya Agro Holding PLC (USD) (c).........       9.45%         04/19/18          1,100,841
                                                                                             -------------
                                                                                                 3,399,111
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.9%
      2,270,000  Jafz Sukuk Ltd. (USD) ...................       7.00%         06/19/19          2,514,025
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES...............................         80,329,907
                                                                                             -------------
                 (Cost $77,454,219)

    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 0.0%

                 KAZAKHSTAN - 0.0%
            342  BTA Bank JSC (j)......................................................                  1
                                                                                             -------------
                 TOTAL COMMON STOCKS...................................................                  1
                                                                                             -------------
                 (Cost $0)


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

                 TOTAL INVESTMENTS - 132.5%............................................        362,836,958
                 (Cost $353,313,876) (k)

                 OUTSTANDING LOANS - (36.1%)...........................................        (98,750,616)

                 NET OTHER ASSETS AND LIABILITIES - 3.6%...............................          9,813,057
                                                                                             -------------
                 NET ASSETS - 100.0%...................................................      $ 273,899,399
                                                                                             =============

-----------------------------

      (a) All of the securities within the Portfolio of Investments, except for the BTA Bank JSC common stock, are available to serve as collateral for the outstanding loans.

      (b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's investment sub-advisor.

      (c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2013 , securities noted as such amounted to $49,699,308 or 18.15% of net assets.

      (d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at September 30, 2013.

      (e)   Zero coupon bond.

      (f) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2013.

      (g) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

      (h) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2013. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

      (i)   Perpetual maturity.

      (j)   Non-income producing security.

      (k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,692,943 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,169,861.

Currency Abbreviations:
           AUD   Australian Dollar
           BRL   Brazilian Real
           CAD   Canadian Dollar
           COP   Columbian Peso
           EUR   Euro
           GBP   British Pound Sterling
           HUF   Hungarian Forint
           IDR   Indonesian Rupiah
           INR   Indian Rupee
           KZT   Kazakhstan Tenge
           MXN   Mexican Peso


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

Currency Abbreviations (Continued):
           NGN   Nigerian Naira
           NZD   New Zealand Dollar
           PEN   Peruvian New Sol
           RSD   Serbian Dinar
           RUB   Russian Ruble
           TRY   Turkish Lira
           USD   United States Dollar
           UYU   Uruguayan Peso
           ZAR   South African Rand

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*............  $   282,507,050  $          --  $  282,507,050   $           --
Foreign Corporate Bonds and Notes*............       80,329,907             --      80,329,907               --
Common Stocks*................................                1              1              --               --
                                                ---------------  -------------  --------------   --------------
Total Investments                                   362,836,958              1     362,836,957               --
Forward Foreign Currency Contracts**                    229,000              --        229,000               --
                                                ---------------  -------------  --------------   --------------
Total.........................................  $   363,065,958  $           1  $  363,065,957   $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $    (5,053,866) $          --  $    (5,053,866) $           --
                                                ===============  =============  ===============  ==============

*   See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Fund transferred common stock valued at $1 from Level 2 to Level 1 of the fair value hierarchy as a result of being priced on the primary exchange.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

                                                    % OF TOTAL       CURRENCY EXPOSURE           % OF TOTAL
INDUSTRY CLASSIFICATION                            INVESTMENTS       DIVERSIFICATION            INVESTMENTS +
--------------------------------------------------------------       ----------------------------------------
Sovereigns                                               64.0%       USD                                57.6%
Regional and Local Governments                            6.2        AUD                                12.9
Government Agencies                                       6.2        EUR                                 4.3
Supranationals                                            6.0        RUB                                 3.9
Railroad                                                  2.7        BRL                                 3.7
Banking                                                   2.4        MXN                                 3.2
Government Development Banks                              1.7        ZAR                                 2.7
Industrial Other                                          1.3        NGN                                 2.0
Exploration & Production                                  1.3        INR                                 1.9
Real Estate                                               1.0        TRY                                 1.8
Wireless Telecom Services                                 0.8        RSD                                 1.6
Food & Beverage                                           0.8        HUF                                 1.4
Consumer Finance                                          0.8        UYU                                 1.1
Chemicals                                                 0.7        GBP                                 0.7
Metals & Mining                                           0.6        NZD                                 0.5
Financial Services                                        0.5        PEN                                 0.5
Construction Materials                                    0.5        COP                                 0.1
Integrated Oils                                           0.5        IDR                                 0.1
Utilities                                                 0.4        KZT                                 0.0++
Pipeline                                                  0.4        CAD                                 0.0++
                                                                     ----------------------------------------
Automotive                                                0.4                          Total           100.0
                                                                                                      =======
Manufactured Goods                                        0.3
Wireline Telecom Services                                 0.3
Home Improvement                                          0.2
Institutional Financial Services                          0.0++
--------------------------------------------------------------
                                            Total       100.0
                                                       =======

+ The weightings include the impact of currency forwards.
++ Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

                                                     % OF TOTAL
CREDIT QUALITY                                      INVESTMENTS
---------------------------------------------------------------
AAA                                                      21.9%
AA+                                                       8.1
AA                                                        4.6
AA-                                                       0.7
A-                                                       14.0
BBB+                                                     11.1
BBB                                                       7.0
BBB-                                                      9.4
BB+                                                       1.8
BB                                                        3.2
BB-                                                       9.6
B+                                                        3.0
B                                                         3.2
B-                                                        0.2
NR                                                        2.2
--------------------------------------------------------------
                                           Total        100.0%
                                                       =======

The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2013 (UNAUDITED)

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------

                                                                         PURCHASE           SALE         UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT          VALUE AS OF      VALUE AS OF    APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED (a)           SOLD (a)          9/302013          9/302013    (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  --------------- --------------
 10/21/13        CIT        ZAR     12,901,000    USD      1,301,642   $    1,280,691   $    1,301,642  $    (20,951)
 12/05/13        RBS        USD     12,221,342    BRL     29,297,000       12,221,342       13,019,386      (798,044)
 10/21/13        BC         USD     10,876,557    CAD     11,350,000       10,876,557       11,013,090      (136,533)
 10/21/13        SSB        USD     13,920,123    GBP      9,224,000       13,920,123       14,930,109    (1,009,986)
 10/21/13        JPM        USD      5,330,860    HUF  1,206,960,000        5,330,860        5,481,022      (150,162)
 12/05/13        RBS        USD      4,943,479    IDR 58,211,933,000        4,943,479        4,966,804       (23,325)
 10/21/13        JPM        USD      1,075,770    MXN     13,813,000        1,075,770        1,053,228        22,542
 10/21/13        BC         USD     18,862,900    NZD     24,323,000       18,862,900       20,169,923    (1,307,023)
 10/21/13        SSB        USD     18,872,702    NZD     24,323,000       18,872,702       20,169,923    (1,297,221)
 12/05/13        JPM        USD      4,981,556    PEN     14,180,000        4,981,556        5,051,477       (69,921)
 12/05/13        JPM        USD      8,097,488    RUB    273,355,000        8,097,488        8,338,188      (240,700)
 10/21/13        JPM        USD      6,430,234    TRY     12,682,000        6,430,234        6,254,255       175,979
 10/21/13        CIT        USD      1,311,171    ZAR     12,901,000        1,311,170        1,280,691        30,479
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................  $ (4,824,866)
                                                                                                        ==============

(a) Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
            BC   Barclays PLC
           CIT   Citibank, NA
           JPM   JPMorgan Chase
           RBS   Royal Bank of Scotland
           SSB   State Street Bank

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                         SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 2, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's securities will be valued as follows:

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                         SEPTEMBER 30, 2013 (UNAUDITED)

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

For the fiscal year to date period (January 1, 2013 through September 30, 2013), the amount of notional values of forward foreign currency contracts opened and closed were $755,639,387 and $761,696,169, respectively.

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                         SEPTEMBER 30, 2013 (UNAUDITED)

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust/Aberdeen Global Opportunity Income Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
     --------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
     --------------------------

* Print the name and title of each signing officer under his or her signature.